Consolidated statement of cash flows - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow provided by operating activities:
Net profit for the period		$ 15,005,155	$ 12,355,390	$ 7,969,394
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense		4,718,413	8,258,485	5,800,268
Depreciation, depletion and amortization		8,582,783	7,704,850	8,281,347
Foreign exchange income		(40,639)	(372,223)	(5,514)
Finance cost of loans and borrowings		1,894,490	2,399,414	2,385,994
Finance cost of post-employment benefits and abandonment costs		757,509	668,782	753,047
Withdrawal of exploratory assets and dry wells		340,271	898,924	898,264
Loss on disposal of non-current assets		121,121	75,835	26,686
(Gain) loss on acquisition of participations	[1]	(1,048,924)	12,065	(451,095)
Loss on impairment of short-term assets		90,441	136,044	30,600
Impairment loss (reversal) of non-current assets		1,762,437	368,634	(1,311,138)
Loss (gain) on fair value adjustment of financial assets		18,551	(92,906)	(104,706)
Share of profit of associates and joint ventures		(366,904)	(165,836)	(93,538)
Net gain on the sale of assets held for sale		(2,846)	0	(166,389)
Gain on sale of equity instruments measured at fair value		0	0	(13,236)
Hedge ineffectiveness		5,173	35,239	8,918
Realized loss (gain) on foreign exchange cash flow hedges		386,773	(128,404)	(160,772)
Net change in operational assets and liabilities:
Trade and other receivables		2,381,905	(2,039,161)	(2,189,473)
Inventories		(597,552)	(448,135)	(323,626)
Trade and other payables		1,389,064	1,355,175	21,417
Tax assets and liabilities		(1,409,334)	(1,413,915)	(493,533)
Provisions for employee benefits		(234,629)	(181,060)	(227,384)
Provisions and contingencies		(253,043)	(89,345)	104,135
Other assets and liabilities		(492,745)	(218,542)	451,263
Cash flows from (used in) operations		33,007,470	29,119,310	21,190,929
Income tax paid		(5,295,703)	(6,650,116)	(4,217,303)
Net cash provided by operating activities		27,711,767	22,469,194	16,973,626
Cash flow from investing activities:
Investment in property, plant and equipment		(4,012,659)	(3,302,929)	(2,363,283)
Investment in natural and environmental resources		(9,798,193)	(5,051,828)	(3,426,405)
Acquisitions of intangibles		(168,289)	(105,669)	(175,868)
Acquisition of interests in joint operations		0	0	(141,950)
Sales (purchases) of other financial asset, net		3,117,549	(843,612)	564,754
Interests received		481,674	383,624	405,562
Dividends received		189,169	108,991	270,136
Proceeds from sales of assets held for sale		0	0	159,041
Proceeds from sales of equity instruments measured at fair value		0	0	56,930
Proceeds from sales of property, plant and equipment		154,780	92,620	267,324
Net cash used in investment activities		(10,035,969)	(8,718,803)	(4,383,759)
Cash flow used in financing activities:
Proceeds from borrowings		359,876	517,747	444,827
Repayment of borrowings		(1,596,630)	(9,270,262)	(9,007,340)
Interest payments		(1,766,223)	(2,610,562)	(2,696,979)
Repayment of borrowings		(300,326)	0	0
Dividends paid		(13,867,029)	(4,427,701)	(1,504,647)
Net cash used in financing activities		(17,170,332)	(15,790,778)	(12,764,139)
Exchange difference in cash and cash equivalents		258,548	406,246	(290,310)
Net increase (decrease) in cash and cash equivalents		764,014	(1,634,141)	(464,582)
Cash and cash equivalents at the beginning of the year		6,311,744	7,945,885	8,410,467
Cash and cash equivalent at the end of the year		7,075,758	6,311,744	7,945,885
Non-cash transactions
Recognition of right-of-use assets and lease liabilities		685,128	0	0
Fair value for change in participation in Invercolsa		$ 2,932,110	$ 0	$ 0

[1]	For 2019, this corresponds mainly to gains related to the business combination of Invercolsa S.A. (see Note 12)